Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

Alpine Securitization LLC, 2.93%, 10/03/22(a)	$4,000	$3,981,730
Antalis SA, 2.86%, 10/07/22(a)	5,000	4,974,362
AT&T Inc., 2.70%, 09/13/22(a)	10,000	9,965,641
Banco Santander SA, 2.30%, 08/03/22(a)	7,000	6,997,764
BASF SE, 2.55%, 09/22/22(a)	10,000	9,961,164
Britannia Funding Co. LLC, 2.66%, 10/07/22(a)	5,000	4,974,042
Collateralized Commercial Paper FLEX Co. LLC, 2.42%, 08/10/22(a)	11,000	10,991,512
DBS Bank Ltd.
2.39%, 09/06/22(a)	8,000	7,979,356
2.58%, 10/03/22(a)	2,900	2,886,368
Evergy Missouri West Inc., 2.57%, 08/09/22(a)	8,000	7,993,723
Federation des Caisses Desjardins du Quebec
2.31%, 08/19/22(a)	2,500	2,496,634
2.81%, 10/25/22(a)	5,250	5,214,156
Fiserv Inc., 2.94%, 10/20/22(a)	6,000	5,959,565
FMS Wertmanagement, 2.54%, 09/26/22(a)	10,000	9,961,889
Korea Development Bank (The), 2.33%, 08/25/22(a)	10,000	9,982,555
Lime Funding LLC, 2.59%, 09/23/22(a)	3,000	2,988,161
MetLife Short Term Funding LLC, 1.96%, 08/01/22(a)	12,000	11,997,736
Mizuho Bank Ltd. /Singapore, 2.69%, 10/17/22(a)	7,000	6,958,420
Nasdaq Inc., 2.52%, 08/17/22(a)	5,000	4,993,363
National Securities Clearing Corp., 2.32%, 08/23/22(a)	7,000	6,988,756
Nieuw Amsterdam Receivables Corp. BV
2.29%, 09/27/22(a)	2,000	1,991,300
2.71%, 09/29/22(a)	3,050	3,036,201
Norinchukin BK BR, 2.32%, 08/12/22(a)	8,500	8,498,936
PSP Capital Inc., 2.69%, 10/19/22(a)	9,000	8,945,142
Pure Grove Funding, 2.71%, 10/17/22(a)	7,000	6,957,487
Salisbury Receivables Co. LLC, 2.48%, 09/27/22(a)	11,300	11,253,482
Shinhan Bank/New York
2.38%, 09/07/22(a)	8,000	7,978,871
2.62%, 10/14/22(a)	4,000	3,977,704
Skandinaviska Enskilda Banken AB, 1.87%, 09/01/22, (SOFR + 0.340%)(b)(c)	1,500	1,500,075
Sumitomo Mitsui Trust Bank Ltd., 2.76%, 10/18/22(a)	8,000	7,950,662
Suncorp-Metway Ltd., 2.79%, 10/04/22(a)	2,500	2,487,079

Security	Par/ Shares (000)	Value

TELUS Corp., 2.64%, 08/25/22(a)	$5,300	$5,289,518
TransCanada PipeLines Ltd., 2.55%, 08/05/22(a)	8,400	8,395,835
Verizon Communications Inc., 2.71%, 09/13/22(a)	3,000	2,989,638
Victory Receivables Corp., 2.37%, 09/26/22(a)	11,000	10,952,731

Total Commercial Paper — 72.1%
(Cost: $230,524,612)		230,451,558

U.S. Government Obligations

U.S. Government Obligations — 11.2%
U.S. Treasury Bill
1.80%, 08/02/22 (a)	8,300	8,299,591
1.92%, 08/04/22 (a)	27,500	27,495,657

Total U.S. Government Obligations — 11.2%
(Cost: $35,796,463)		35,795,248

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	41,040	41,040,000

Total Money Market Funds — 12.8%
(Cost: $41,040,000)		41,040,000

Total Investments in Securities — 96.1%
(Cost: $307,361,075)		307,286,806

Other Assets Less Liabilities — 3.9%		12,605,669

Net Assets — 100.0%		$319,892,475

(a)	Rates are discount rates or a range of discount rates as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$19,480,000	$21,560,000	(a)	$—	$—	$—	$41,040,000	41,040	$112,997	$—

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Index	10,184	09/21/22	$319,401	$(43,601,235)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$230,451,558	$—	$230,451,558
U.S. Government Obligations	—	35,795,248	—	35,795,248
Money Market Funds	41,040,000	—	—	41,040,000
	$41,040,000	$266,246,806	$—	$307,286,806
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(43,601,235)	$—	$—	$(43,601,235)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

2